UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

P.O. Box 3107

Denver, CO 80201

(Address of principal executive offices) (Zip code)

Reed Keller

P.O. Box 3107

Denver, CO 80201

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

BPV
FAMILY OF FUNDS

SEMI-ANNUAL REPORT
September 30, 2013

BPV Core Diversification Fund
BPV Wealth Preservation Fund

BPV Family of Funds	Shareholder Letter
September 30, 2013 (Unaudited)

Dear Shareholder:

The BPV Family of Funds adheres to disciplined principles of investment and risk management. These principles include: (i) “real diversification” with preference for low or negative historical correlation among asset class investments, (ii) active portfolio management with asset allocation decisions and option trades framed by macroeconomic and geopolitical factors, and (iii) structured hedging to mitigate portfolio risk and enhance portfolio income. We believe that one of the best and safest paths to economic security is achieved by focusing on the current goals we have for our funds: achieving relatively stable year-over-year returns, seeking to avoid large losses in market downturns and mitigating the erosive effects of future inflation. Our philosophy and approach distinguish our funds from traditional, long-only equity and fixed income mutual funds.

Set forth below is commentary from George Hashbarger, Jr. and Miranda Davis, portfolio managers of the BPV Family of Funds, describing the market overview and fund performance for the periods ended as of September 30, 2013, as well as our outlook for the near future.

We appreciate the trust you have placed in BPV Family of Funds by investing with us.

Sincerely,

Reed A. Keller

Trust President

The statements and opinions expressed are those of the of the Trust President and are as of the date of this report.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results.

Semi-Annual | September 30, 2013	1

BPV Family of Funds	Portfolio Management Commentary
September 30, 2013 (Unaudited)

Dear Shareholder:

The commentary below describes market conditions the BPV Core Diversification Fund and the BPV Wealth Preservation Fund faced over the past six months and how the Funds performed under those conditions.

Market Overview

In May, Federal Reserve Chairman Ben Bernanke warned investors of an impending taper of the Federal Reserve’s (the “FED”) asset purchase program, sending the major asset classes down and interest rates up. Peak-to-trough, Gold lost 25%, the Bank of America Merrill Lynch 10+ Year Treasury Index lost 15%, and the S&P 500® Index fell 6% over the six month period ended September 30, 2013. Just when investors seemed to be getting more comfortable with the idea of monetary policy becoming “less loose”, the FED failed to announce a taper at their September meeting, citing a weaker trend in the data. Indeed, job growth has been less robust than expected at this point in the recovery, fiscal issues continue to hang over the economy, and the initial rise in rates had an immediate and negative effect on housing. So, where does this leave us? It seems that gains in asset classes will continue to be driven by the central bank. Weak economic data reassures investors that the Fed will continue its current policy. The question that remains is when does bad news become, well, bad news?

It’s impossible to predict when investor sentiment will change or what the driver of the change will be. We have seen asset classes pull back sharply in reaction to any hints of tighter monetary policy, and we know that the FED must scale back its purchases eventually. We believe that practicing risk management is always important, but its importance is not always as obvious as in the current environment.

Performance of the BPV Core Diversification Fund

For the six months that ended September 30, 2013, the BPV Core Diversification Fund returned -1.50%, while our blended benchmark, comprised of 33.3% S&P 500® Index, 33.3% Dow Jones UBS Commodity Index, and 33.3% Bank of America Merrill Lynch 10+ Year Treasury Index, rebalanced quarterly, lost 2.40% during the same period.

The Bank of America Merrill Lynch 10+ Year Treasury Index was down in both the second and third quarter of 2013, closing -7.52% for the six month period that ended September 30, 2013. The DJ-UBS Commodity Index ended the six month period down -7.52%. The S&P 500® Index posted gains in both quarters, up 8.31% for the same six month period. The third quarter closed with uncertainty surrounding how the US debt ceiling issue would unfold and if a federal government shutdown would occur. We made several tactical shifts during the period to lower our exposure to an upward move in interest rates. We made adjustments to the fixed income category as well as added currency exposure. We also moved our international equity exposure into domestic. We believe domestic equity may perform better in a rising interest rate environment, when money may move out of volatile emerging markets. Our underweight position in both alternatives and treasuries allowed us to outperform our benchmark for the period, while our overweight in domestic equities helped offset losses in emerging market equities.

Performance of the BPV Wealth Preservation Fund

For the six month period that ended September 30, 2013, the BPV Wealth Preservation Fund returned 0.67%, while the S&P 500® Index gained 8.31% during the same period.

2	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Portfolio Management Commentary
September 30, 2013 (Unaudited)

Volatility remained low for most of the period, providing opportunities to purchase protection on our positions. We used various option strategies during the period to take advantage of market moves and volatility metrics. We take a disciplined approach when investing in new positions and continue to weigh the risk and return profile of the portfolio. At the end of the period, we held a considerable cash position, allowing us to be nimble in an uncertain environment.

Outlook

Looking ahead, we see another fiscal deadline looming in the first quarter of 2014. A new Chairman of the Federal Reserve will be in place next year, and investors will attempt to make sense of conflicting data. We must be ready, however, for the things we don’t see coming. We believe our funds are built for the long-term and have historical basis for providing investors with attractive risk-adjusted returns over long periods of time. Equity bull markets tend to be the most difficult in which to practice disciplined investing, but history tells us it is also when it is most important to do so.

In summary, we are pleased with the performance of both of our Funds and will continue to be diligent and consistent in our approach to risk management principles. Thank you for your investment in the BPV Funds and your faith in our team.

Sincerely,

George Hashbarger, Jr.

Portfolio Manager

Miranda Davis

Portfolio Manager

The statements and opinions expressed are those of the of the Fund’s Portfolio Managers and are as of the date of this report.

S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Bank of America Merrill Lynch 10+ Year Treasury Index is a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measures the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million.

The DJ-UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results.

Semi-Annual | September 30, 2013	3

BPV Core Diversification Fund	Performance Update
September 30, 2013 (Unaudited)

Performance for the six months ended September 30, 2013

	1 Month	6 Month	1 Year	Since Inception*		Total Expense Ratio**
BPV Core Diversification Fund, Institutional Shares	1.15%	-1.50%	0.36%	6.05%		1.81%
BPV Core Diversification Fund, Advisor Shares****	1.06%	-1.78%	–	0.77%		2.46%
S&P 500® Index	3.14%	8.31%	19.34%	53.57	%***
10+ Year Treasury Index	0.38%	-7.52%	-10.30%	-5.23	%***
DJUBS Commodity Index	-2.56%	-7.52%	-14.35%	-9.34	%***

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

10+ Year Treasury Index - The 10+ Year Treasury Index is represented by the Bank of America Merrill Lynch 10+ Year Treasury Index; a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measures the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million.

DJ-UBS Commodity Index - A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector.

An investor may not invest directly in an index.

*	Institutional Shares inception: 10/5/11; Advisor Shares inception: 12/31/12.
**	The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.
***	Represents the period from October 5, 2011 (date of original public offering of Institutional Class Shares) through September 30, 2013.
****

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the new asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

Growth of $10,000 Chart (10/5/11 through 9/30/13)

The chart represents historical performance of a hypothetical investment of $10,000 in the Institutional Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	34.66%
Fixed Income/Treasuries	29.79%
Alternatives/Commodities	27.46%
Options	0.65%
Short Term and Other Assets in Excess of Liabilities	7.44%
^Holdings are subject to change.

4	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Performance Update
September 30, 2013 (Unaudited)

Performance for the six months ended September 30, 2013

	1 Month	6 Month	1 Year	Since Inception*		Total Expense Ratio**
BPV Wealth Preservation Fund, Institutional Shares	0.38%	0.67%	2.25%	5.45%		2.20%
BPV Wealth Preservation Fund, Advisor Shares	0.39%	0.48%	–	1.36%		2.85%
U.S. Treasury 1-3 Year Index	0.23%	0.19%	0.37%	0.93	%***
Barclays Capital U.S. Aggregate Bond Index	0.95%	-1.77%	-1.68%	3.53	%***
S&P 500® Index	3.14%	8.31%	19.34%	53.57	%***

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

U.S. Treasury 1-3 Year Index - The U.S. Treasury 1-3 Year Index is represented by the Bank of America Merrill Lynch 1-3 Year Treasury Index; an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

An investor may not invest directly in an index.

*	Institutional Shares inception: 10/5/11; Advisor Shares inception: 12/31/12.
**	The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.
***	Represents the period from October 5, 2011 (date of original public offering of Institutional Class Shares) through September 30, 2013.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

Growth of $10,000 Chart (10/5/11 through 9/30/13)

The chart represents historical performance of a hypothetical investment of $10,000 in the Institutional Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	46.40%
Options	-0.20%
Short Term and Other Assets in Excess of Liabilities	53.80%
^Holdings are subject to change.

Semi-Annual | September 30, 2013	5

BPV Family of Funds	Disclosure of Fund Expenses
September 30, 2013 (Unaudited)

As a shareholder of the BPV Family of Funds (the “Funds”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2013 and held until September 30, 2013.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Net Expense Ratio(a)	Expense Paid During Period 4/1/13 - 9/30/13(b)

BPV Core Diversification Fund
Institutional Shares
Actual Fund Return	$ 1,000.00	$ 985.00	1.00%	$ 4.98
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,020.05	1.00%	$ 5.06
Advisor Shares
Actual Fund Return	$ 1,000.00	$ 982.20	1.65%	$ 8.20
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,016.80	1.65%	$ 8.34
BPV Wealth Preservation Fund
Institutional Shares
Actual Fund Return	$ 1,000.00	$ 1,006.70	1.00%	$ 5.03
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,020.05	1.00%	$ 5.06
Advisor Shares
Actual Fund Return	$ 1,000.00	$ 1,004.80	1.65%	$ 8.29
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,016.80	1.65%	$ 8.34

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 365.

6	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Portfolio of Investments
September 30, 2013 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 91.91%
Common Equity - 34.66%
SPDR® S&P 500® ETF Trust	169,775	$28,539,177

Other and Alternative Assets - 27.46%
PowerShares® DB Agriculture Fund(a)	184,790	4,673,339
PowerShares® DB Base Metals Fund(a)	208,190	3,483,019
PowerShares® DB US Dollar Index Bullish Fund(a)	245,970	5,320,331
SPDR® Gold Shares(a)	23,760	3,045,319
United States Natural Gas Fund LP(a)	167,055	3,053,766
United States Oil Fund LP(a)(b)	82,425	3,037,361

Total Other and Alternative Assets		22,613,135

U.S. Government & Agency Obligations - 29.79%
iShares® Barclays 20+ Year Treasury Bond Fund	153,590	16,341,976
iShares® Barclays 7-10 Year Treasury Bond Fund	80,225	8,191,775

Total U.S. Government & Agency Obligations		24,533,751

TOTAL EXCHANGE TRADED FUNDS (Cost $73,359,150)		75,686,063

PURCHASED OPTIONS - 0.74%	Expiration Date	Exercise Price	Contracts	Value
Purchased Put Options
iShares® Barclays 20+ Year Treasury Bond Fund	01/2014	$110.00	800	508,000
SPDR® S&P 500® ETF Trust	11/2013	165.00	540	97,740

Total Purchased Put Options (Cost $493,846)				605,740

TOTAL PURCHASED OPTIONS (Cost $493,846)				605,740

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	7

BPV Core Diversification Fund	Portfolio of Investments
September 30, 2013 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 4.26%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	3,509,965	$3,509,965

TOTAL SHORT TERM INVESTMENTS (Cost $3,509,965)			3,509,965

Total Investments - 96.91% (Cost $77,362,961)			79,801,768

Other Assets in Excess of Liabilities - 3.09%			2,545,342

Net Assets - 100.00%			$82,347,110

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
SPDR® S&P 500® ETF Trust	11/2013	$173.00	(900)	$(74,250)

Total Written Call Options (Premiums received $85,368)				(74,250)

TOTAL WRITTEN OPTIONS (Premiums received $85,368)				$(74,250)

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange Trade Fund

LP - Limited Partnership

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

    See Notes to Financial Statements.

8	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Portfolio of Investments
September 30, 2013 (Unaudited)

			Shares	Value
EXCHANGE TRADED FUNDS - 46.40%
Common Equity - 46.40%
SPDR® S&P 500® ETF Trust(a)			162,100	$27,249,010

TOTAL EXCHANGE TRADED FUNDS (Cost $23,139,307)				27,249,010

PURCHASED OPTIONS - 0.80%	Expiration Date	Exercise Price	Contracts	Value
Purchased Put Options
SPDR® S&P 500® ETF Trust:
	12/2013	$140.00	300	15,750
	12/2013	160.00	1,101	291,215
	12/2013	162.00	520	162,500

Total Purchased Put Options (Cost $445,270)				469,465

TOTAL PURCHASED OPTIONS (Cost $445,270)				469,465

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 52.98%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	31,109,291	31,109,291

TOTAL SHORT TERM INVESTMENTS (Cost $31,109,291)			31,109,291

Total Investments - 100.18% (Cost $54,693,868)			58,827,766

Liabilities in Excess of Other Assets - (0.18)%			(104,073) (b)

Net Assets - 100.00%			$58,723,693

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	9

BPV Wealth Preservation Fund	Portfolio of Investments
September 30, 2013 (Unaudited)

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
SPDR® S&P 500® ETF Trust:
	12/2013	$172.00	(250)	$(65,500)
	12/2013	170.00	(1,371)	(522,351)

Total Written Call Options (Premiums received $814,072)				(587,851)

TOTAL WRITTEN OPTIONS (Premiums received $814,072)				$(587,851)

Investment Abbreviations:

ETF - Exchange Trade Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.
10	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2013 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
ASSETS:
Investments, at value	$79,801,768	$58,827,766
Cash	582,247	272,057
Cash pledged as collateral for written options	–	184,063
Receivable for investments sold	1,935,509	27,662
Receivable for shares sold	885	29,207
Dividends and interest receivable	143,348	135,832
Prepaid and other assets	24,937	24,530
Total Assets	82,488,694	59,501,117
LIABILITIES:
Options written, at value (premiums received $85,368 and $814,072)	74,250	587,851
Payable for investments purchased	–	146,423
Payable for shares redeemed	–	250
Payable to investment advisor	29,613	13,576
Payable to administrator	9,507	6,146
Payable for transfer agent fees	10,887	6,337
Payable for distribution fees	170	2,436
Payable for audit and tax fees	9,815	9,815
Payable for custodian fees	406	230
Payable to trustees	628	1,577
Payable to chief compliance officer	2,522	1,030
Payable to principal financial officer	468	59
Other payables	3,318	1,694
Total Liabilities	141,584	777,424
Net Assets	$82,347,110	$58,723,693

NET ASSETS CONSIST OF:
Common Stock	$7,824	$5,620
Paid-in capital	80,665,579	57,932,140
Accumulated net investment income	323,993	72,330
Accumulated net realized loss on investments and written option contracts	(1,100,211)	(3,646,516)
Net unrealized appreciation on investments and written option contracts	2,449,925	4,360,119
Net Assets	$82,347,110	$58,723,693

Investments, at Cost	$77,362,961	$54,693,868

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	11

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2013 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
PRICING OF SHARES:
Institutional Shares:
Net Assets	$82,023,296	$53,908,320
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	7,793,259	5,157,237
Net assets value, offering and redemption price per share	$10.52	$10.45

Advisor Shares:
Net Assets	$323,814	$4,815,373
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	30,914	462,790
Net assets value, offering and redemption price per share	$10.47	$10.41

See Notes to Financial Statements.
12	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Operations
For the Six Months Ended September 30, 2013 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
INVESTMENT INCOME:
Dividends	$788,383	$261,663
Total Investment Income	788,383	261,663
EXPENSES:
Investment advisor fees	347,580	153,130
Administration fees	66,979	29,289
Transfer agent fees	64,969	41,712
Distribution fees - Advisor Shares	952	5,236
Custodian fees	5,225	2,763
Legal fees	30,375	11,507
Audit and tax fees	8,865	8,865
Trustees’ fees and expenses	20,557	8,096
Registration fees	24,814	24,668
Report to shareholder and printing fees	5,623	2,710
Chief compliance officer fees	12,323	10,831
Principal financial officer fees	2,483	2,074
Insurance	14,931	4,566
Other	5,462	3,038
Total Expenses Before Waiver/Reimbursement	611,138	308,485
Less fees waived/reimbursed by:
Investment advisor	(146,748)	(99,074)
Net Expenses	464,390	209,411
Net Investment Income	323,993	52,252
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(876,689)	(304,515)
Net realized gain/(loss) on written option contracts	134,698	(1,629,328)
Net change in unrealized appreciation/(depreciation) on investments	(907,540)	1,698,887
Net change in unrealized appreciation/(depreciation) on written option contracts	(101,491)	442,839
Net Realized and Unrealized Gain/(Loss) on Investments and Written Options	(1,751,022)	207,883
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,427,029)	$260,135

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	13

BPV Core Diversification Fund	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013(a)
OPERATIONS:
Net investment income	$323,993	$480,483
Net realized loss on investments	(876,689)	(1,311,890)
Net realized gain on written option contracts	134,698	994,695
Net change in unrealized appreciation/(depreciation) on investments and written option contracts	(1,009,031)	2,712,616
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,427,029)	2,875,904
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares
From net investment income	–	(490,065)
From net realized gain on investments	–	(71,960)
Decrease in Net Assets from Distributions to Shareholders	–	(562,025)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from sale of shares	6,727,023	57,967,694
Shares issued in reinvestment of distributions	–	555,924
Cost of shares redeemed, net of redemption fees	(15,332,440)	(4,750,878)
Advisor Shares
Proceeds from sale of shares	60,350	292,935
Cost of shares redeemed, net of redemption fees	(29,933)	–
Net Increase/(Decrease) from Capital Share Transactions	(8,575,000)	54,065,675
Net increase/(decrease) in net assets	(10,002,029)	56,379,554
NET ASSETS:
Beginning of period	92,349,139	35,969,585
End of Period*	$82,347,110	$92,349,139

*Includes accumulated net investment income of:	$323,993	$–

See Notes to Financial Statements.
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BPV Core Diversification Fund	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013(a)

OTHER INFORMATION SHARE TRANSACTIONS:
Institutional Shares
Beginning shares	8,622,060	3,462,581
Shares sold	630,393	5,560,926
Shares issued in reinvestment of dividends	–	53,249
Shares redeemed	(1,459,194)	(454,696)
Net Increase in Shares Outstanding	7,793,259	8,622,060

Advisor Shares
Beginning shares	27,937	–
Shares sold	5,801	27,937
Shares redeemed	(2,824)	–
Net Increase in Shares Outstanding	30,914	27,937

(a)	BPV Core Diversification Fund began offering Advisor shares on January 2, 2013.

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	15

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013(a)
OPERATIONS:
Net investment income	$52,252	$120,742
Net realized loss on investments	(304,515)	(3,301)
Net realized loss on written option contracts	(1,629,328)	(1,278,174)
Net change in unrealized appreciation on investments and written option contracts	2,141,726	1,687,975
Net Increase in Net Assets Resulting from Operations	260,135	527,242
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares
From net investment income	–	(137,154)
From net realized gain on investments	–	–
Decrease in Net Assets from Distributions to Shareholders	–	(137,154)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from sale of shares	26,488,351	21,943,576
Shares issued in reinvestment of distributions	–	131,752
Cost of shares redeemed, net of redemption fees	(2,649,431)	(1,872,176)
Advisor Shares
Proceeds from sale of shares	4,842,445	28,010
Cost of shares redeemed, net of redemption fees	(53,466)	–
Net Increase from Capital Share Transactions	28,627,899	20,231,162
Net increase in net assets	28,888,034	20,621,250
NET ASSETS:
Beginning of period	29,835,659	9,214,409
End of Period*	$58,723,693	$29,835,659

*Includes accumulated net investment income of:	$72,330	$20,078

See Notes to Financial Statements.
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BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013(a)

OTHER INFORMATION SHARE TRANSACTIONS:
Institutional Shares
Beginning shares	2,872,895	908,092
Shares sold	2,538,243	2,133,642
Shares issued in reinvestment of dividends	–	12,816
Shares redeemed	(253,901)	(181,655)
Net Increase in Shares Outstanding	5,157,237	2,872,895

Advisor Shares
Beginning shares	2,710	–
Shares sold	465,220	2,710
Shares redeemed	(5,140)	–
Net Increase in Shares Outstanding	462,790	2,710

(a)	BPV Wealth Preservation Fund began offering Advisor shares on January 2, 2013.

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	17

BPV Core Diversification Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the periods presented

For the Six Months Ended September 30, 2013 (Unaudited)			For the Year Ended March 31, 2013	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10.68		$10.39	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.08	0.01
Net realized and unrealized gain/(loss) on investments	(0.20)		0.28	0.40
Total income/(loss) from investment operations	(0.16)		0. 36	0.41

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.06)	(0.02)
From net realized gain	–		(0.01)	(0.00)	(b)
Total distributions	–		(0.07)	(0.02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00 (b)	0.00	(b)
Net increase/(decrease) in net asset value	(0.16)		0.29	0.39
NET ASSET VALUE - END OF PERIOD	$10.52		$10.68	$10.39

TOTAL RETURN(c)	(1.50)%		3.46%	4.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$82,023		$92,051	$35,970
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	1.32%	(d)	1.57%	3.25% (d)
Net expenses after fee waivers/reimbursements	1.00%	(d)	1.00%	1.00% (d)
Net investment income after fee waivers/reimbursements	0.70%	(d)	0.72%	0.23% (d)
Portfolio turnover rate	27%	(e)	56%	2% (e)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
18	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the periods presented

	For the Six Months Ended September 30, 2013 (Unaudited)	For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013
NET ASSET VALUE- BEGINNING OF PERIOD	$10.66	$10.39
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01	0.01
Net realized and unrealized gain/(loss) on investments	(0.20)	0.26
Total income/(loss) from investment operations	(0.19)	0.27

Net increase/(decrease) in net asset value	(0.19)	0.27
NET ASSET VALUE - END OF PERIOD	$10.47	$10.66

TOTAL RETURN(b)	(1.78)%	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$324	$298
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	1.95%(c)	2.29%(c)
Net expenses after fee waivers/reimbursements	1.65%(c)	1.65%(c)
Net investment income after fee waivers/reimbursements	0.11%(c)	0.53%(c)
Portfolio turnover rate	27%(d)	56%(e)

(a)	Calculated using the average shares method.
(b)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.
(e)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	19

BPV Wealth Preservation Fund	Financial Highlights
Institutional Shares	For a share outstanding throughout the periods presented

	For the Six Months Ended September 30, 2013 (Unaudited)		For the Year Ended March 31, 2013	For the Period October 5, 2011 (Commencement of Operations) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10. 38		$10.15	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0. 01		0. 07	0. 06
Net realized and unrealized gain on investments	0. 06		0. 22	0. 12
Total income from investment operations	0. 07		0. 29	0. 18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0. 06)	(0. 03)
Total distributions	–		(0. 06)	(0. 03)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0. 00	(b)	0.00 (b)	–
Net increase in net asset value	0. 07		0. 23	0. 15
NET ASSET VALUE - END OF PERIOD	$10. 45		$10.38	$10.15

TOTAL RETURN(c)	0 .67%		2.86%	1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$53,908		$29,808	$9,214
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	1.49%	(d)	2.11%	5.42%	(d)
Net expenses after fee waivers/reimbursements	1.00%	(d)	1.00%	1.00%	(d)
Net investment income after fee waivers/reimbursements	0.27%	(d)	0 .65%	1.26%	(d)
Portfolio turnover rate	29%	(e)	0%	0%	(e)

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

20	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Financial Highlights
Advisor Shares	For a share outstanding throughout the periods presented

	For the Six Months Ended September 30, 2013 (Unaudited)		For the Period January 2, 2013 (Commencement of Operations) to March 31, 2013
NET ASSET VALUE-BEGINNING OF PERIOD	$10.36		$10.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.02)
Net realized and unrealized gain on investments	0.06		0.11
Total income from investment operations	0.05		0.09

Net increase in net asset value	0.05		0.09
NET ASSET VALUE - END OF PERIOD	$10.41		$10.36

TOTAL RETURN(b)	0.48%		0.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$4,815		$28
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	2.03%	(c)	2.65%	(c)
Net expenses after fee waivers/reimbursements	1.65%	(c)	1.65%	(c)
Net investment loss after fee waivers/reimbursements	(0.18)%	(c)	(0.72)%	(c)
Portfolio turnover rate	29%	(d)	0%	(e)

(a)	Calculated using the average shares method.
(b)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.
(e)	Portfolio turnover is calculated at the Fund level and represents the period April 1, 2012 to March 31, 2013.

See Notes to Financial Statements.
Semi-Annual | September 30, 2013	21

BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation and the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation.

The Institutional Shares’ inception date and commencement of operations was October 5, 2011. The Advisor Shares’ inception date was December 31, 2012 and operations commenced on January 2, 2013.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a high cost basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

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BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

Exchange-Traded Funds (“ETFs”) — The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used

Semi-Annual | September 30, 2013	23

BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

by the Funds to measure fair value during the six months ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2013:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,686,063	$–	$–	$75,686,063
Purchased Options	605,740	–	–	605,740
Short Term Investments	3,509,965	–	–	3,509,965
Total	$79,801,768	$–	$–	$79,801,768

Other Financial Instruments
Liabilities
Written Options	$(74,250)	$–	$–	$(74,250)
Total	$(74,250)	$–	$–	$(74,250)

BPV Wealth Preservation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,249,010	$–	$–	$27,249,010
Purchased Options	469,465	–	–	469,465
Short Term Investments	31,109,291	–	–	31,109,291
Total	$58,827,766	$–	$–	$58,827,766

Other Financial Instruments
Liabilities
Written Options	$(587,851)	$–	$–	$(587,851)
Total	$(587,851)	$–	$–	$(587,851)

*	See Portfolio of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the six months ended September 30, 2013.

For the six months ended September 30, 2013, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to

24	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held during the six months ended September 30, 2013 are exchange traded.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Semi-Annual | September 30, 2013	25

BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

A summary of call and put option contracts written in the Funds for the six months ended September 30, 2013 is as follows:

BPV Core Diversification Fund

	Calls		Puts
Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding as of 3/31/13	650	$73,499	650	$71,610
Options Written	1,565	170,794	–	–
Options Expired	(650)	(73,499)	(650)	(71,610)
Options Closed	(665)	(85,426)	–	–
Options outstanding as of 9/30/13	900	$85,368	–	$–

BPV Wealth Preservation Fund
	Calls		Puts
Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding as of 3/31/13	1,140	$1,809,932	–	$–
Options Written	4,596	3,947,026	–	–
Options Exercised	(479)	(750,782)	–	–
Options Expired	–	–	–	–
Options Closed	(3,636)	(4,192,104)	–	–
Options outstanding as of 9/30/13	1,621	$814,072	–	$–

The effect of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2013:

	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
BPV Core Diversification Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$605,740	Options written, at value	$74,250
		$605,740		$74,250

BPV Wealth Preservation Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$469,465	Options written, at value	$587,851
		$469,465		$587,851

26	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

The effect of derivatives instruments on the Statement of Operations for the six months ended September 30, 2013:

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
BPV Core Diversification Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized appreciation/(depreciation) on investments	$(4,962)	$503,699
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	134,698	(101,491)
Total		$129,736	$402,208

BPV Wealth Preservation Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized appreciation/(depreciation) on investments	$(142,607)	$24,195
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(1,629,328)	442,839
Total		$(1,771,935)	$467,034

Volume of Derivative Instruments for the Funds during the six months ended September 30, 2013:

Derivative Type	Unit of Measurement	Average
BPV Core Diversification Fund
Purchased Option Contracts	Contracts	2,145
Written Option Contracts	Contracts	(869)

BPV Wealth Preservation Fund
Purchased Option Contracts	Contracts	1,771
Written Option Contracts	Contracts	(1,514)

Expenses — The Funds bear expenses incurred specifically on each Funds respective behalf as well as a portion of general Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of

Semi-Annual | September 30, 2013	27

BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) plan for the Advisor class of the Funds are charged to the operations of such class.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Funds will deduct a 1.00% redemption proceeds fee on Fund shares held 60 days or less. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Funds to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2013, the BPV Core Diversification Fund had redemption fees of $189 and the BPV Wealth Preservation Fund had redemption fees of $71.

Income Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute all of its taxable income and net capital gains, if any, to its shareholders each year. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory

Pursuant to the Investment Advisory Agreement with each Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 0.75% of the average daily net assets for each Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with respect to each Fund with Quintium Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser is owned 50% by Northshore. Pursuant to these agreements, the Adviser pays the Sub-Adviser a monthly fee that varies depending on the amount of assets under the Sub-Adviser’s management. If the cumulative net asset value of the Funds is less than $150,000,000, the Sub-Adviser receives a monthly fee equal to the greater of (i) $5,000, or (ii) 25% of the collective fees received by the Adviser from the Funds (net of any fee waivers or reimbursements by the Adviser under the Fund’s expense limitation agreements, if any) (the “Net Advisory Fee”). If the cumulative net asset value of the Funds is $150,000,000 or greater, the Sub-Adviser receives a monthly fee from the Adviser equal to 40% of the Net Advisory Fee.

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BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

The Adviser has contractually agreed to waive fees or reimburse expenses with respect to each of the Funds so that the Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Funds will not exceed 1.00% of average daily net assets of each Fund. Any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by each Fund within the first, second, and third twelve month periods following the twelve month period in which any such reimbursement or waiver occurs, if each Fund is able to make the payment without exceeding the 1.00% expense limitation.

During the six months ended September 30, 2013, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed by Adviser

BPV Core Diversification Fund	$ 146,748
BPV Wealth Preservation Fund	$ 99,074

As of September 30, 2013, the balances of recoupable expenses for each Fund were as follows:

Fund	2015	2016	2017	Total

BPV Core Diversification Fund	$177,165	$369,362	$146,748	$693,275
BPV Wealth Preservation Fund	$102,530	$203,622	$99,074	$405,226

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds for a monthly administration fee based on each Fund’s average daily net assets at the following annual rates.

ALPS will be paid fees under the amended Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) accrued on a daily basis, and paid on a monthly basis following the end of the month, based on the greater of (a) an annual total fee of $189,500 from the first to the last, or projected last, day of the then current year of service under the Administration Agreement; or (b) the following basis point fee schedule:

Average Total Net Assets	Basis Points (annualized)

Between $0-$500M	5.0

$500M-$1B	2.5

Above $1B	1.5

The Administrator is also reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

Semi-Annual | September 30, 2013	29

BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

Compliance Services

ALPS provides Chief Compliance Officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Principal Financial Officer

ALPS receives an annual fee of $10,000 from the Trust for providing Principal Financial Officer (“PFO”) services to the Funds. ALPS is compensated under the PFO Services Agreement.

Distributor

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Distribution Plan

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Funds may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Advisor Shares of the Funds and for services provided to shareholders.

The Funds charge 12b-1 fees for Advisor Shares. Pursuant to the Distribution Plan, a Fund may annually pay the Distributor up to 0.65% of the average daily net assets of the Funds’ Advisor Shares. The expenses of the Distribution Plan are reflected in the Statement of Operations.

Officer and Trustee Compensation

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $6,000 each year plus $1,500 per Fund per meeting attended in person and $500 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2013. Purchases and proceeds from sales of U.S. Government obligations are included in the totals of Purchases of Securities and Proceeds from Sales of Securities below and also broken out separately for your convenience:

Fund	Purchases of Securities	Proceeds from Sales of Securities

BPV Core Diversification Fund	$ 23,583,110	$33,835,807
BPV Wealth Preservation Fund	15,810,225	7,169,917

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BPV Family of Funds	Notes to Financial Statements
September 30, 2013 (Unaudited)

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of September 30, 2013.

The tax character of distributions paid during the year ended March 31, 2013, were as follows:

	Distributions From

Fund	Return of Capital	Ordinary Income	Long-Term Capital Gains

BPV Core Diversification Fund	$–	$550,563	$11,462
BPV Wealth Preservation Fund	$–	$137,154	$–

As of September 30, 2013, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Fund	Cost of Investments for income tax purposes	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net unrealized appreciation/ (depreciation)

BPV Core Diversification Fund	$ 77,987,609	$ 5,057,280	$ (3,243,121)	$ 1,814,159
BPV Wealth Preservation Fund	$ 59,446,585	$ (587,890)	$ (30,929)	$ (618,819)

The difference between book basis and tax basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to the investments in partnerships, wash sales, and grantor trusts (SPDR Gold Trust). The difference between book basis and tax basis net unrealized appreciation for the BPV Wealth Preservation Fund is attributable to the recognition of constructive gain and wash sales.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

7. NEW ACCOUNTING PRONOUCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

Semi-Annual | September 30, 2013	31

BPV Family of Funds	Additional Information
September 30, 2013 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-784-2399, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available without charge upon request by calling toll-free 855-784-2399, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-784-2399. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2013 (Unaudited)

The continuance of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”) investment advisory agreements (the “Advisory Agreements”) with BPV Capital Management, LLC (the “Adviser”) was approved by the Board of Trustees (the “Board”) of the Trust on May 15, 2013. Legal counsel directed the Board to a memorandum legal counsel had prepared (the “Memorandum”) that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Advisory Agreements. Legal counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Advisory Agreements.

Michael West, a principal of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Adviser Memorandum”), a copy of which was also included in the Board Materials. He discussed the services provided to the Funds by the Adviser, the Adviser’s experience and qualifications, the historical performance of the Funds as compared to relevant benchmarks, the Adviser’s losses with respect to the Funds, the financial condition of the Adviser, and other information contained in the Adviser Memorandum. Mr. West then responded to questions from the Trustees regarding the information provided by the Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Funds’ inception, its coordination of services among the Funds’ service providers, its oversight of the Sub-Adviser’s management of each Fund’s portfolio, its compliance procedures and practices, and its efforts to promote the Funds and assist in its distribution. The Board also noted that the Trust’s president is an employee of the Adviser, and serves the Trust without additional compensation from the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

(ii)

The investment performance of the Funds and Adviser. In this regard, the Board compared the performance of the Funds with the performance of benchmark indices and other funds, and discussed the Funds’ performance relative to the strategy as described in the Funds’ prospectus. The Board also considered the consistency of the Adviser’s management of the Funds with the Funds’ investment objective and policies. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Funds and other factors, the Board concluded that the investment performance of the Funds and the Adviser has been satisfactory.

(iii)

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies

Semi-Annual | September 30, 2013	33

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2013 (Unaudited)

and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principal of the Adviser; the asset levels of the Funds; and the overall expenses of the Fund, including certain current and past fee waivers and expense reimbursements by the Adviser on behalf of the Fund. The Board then reviewed the fees and expenses of each Fund (including both the management fee and the net expense level) compared to other funds of a similar type or style of investment management or investment strategy, among other factors. Specifically, the Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. However, the Board also noted that with respect to the Core Diversification Fund, all of the comparable funds were materially larger and could thus better benefit from economies of scale. Following further discussion, comparisons and consideration, the Board concluded that the fees paid to the Adviser by the Funds are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, the Board considered that the Funds’ fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Board noted that, while the management fee would remain the same at all asset levels, the Funds will benefit from economies of scale under its agreements with service providers other than the Adviser and the Sub-Adviser. Additionally, the Funds have experienced benefits from the Expense Limitation Agreement and, due to the size of each Fund, the Funds would likely continue to experience benefits from the Expense Limitation Agreement until the Funds grow to a level where the Adviser receives its full fee.

After additional discussion, upon motion duly made, seconded and with the unanimous approval of the Board, including a majority of the Board members who are not “interested persons” of the Trust, it was:

RESOLVED, that the Investment Advisory Agreements, as presented at this meeting, between the Trust, on behalf of each of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund and BPV Capital Management, LLC, as investment adviser, are hereby approved by the Board of Trustees, including a majority of those Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended, to continue for a one year period ending May 31, 2014 upon the terms and for the compensation described therein.

The Board then considered the approval of the continuance of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between each of the Funds, the Adviser and Quintium Advisors, LLC (the “Sub-Adviser”). Counsel directed the Board to the Memorandum, which summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Sub-Advisory Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Sub-Advisory Agreements.

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BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2013 (Unaudited)

George Hashbarger Jr., a principal of the Sub-Adviser, then reviewed with the Board a memorandum from the Sub-Adviser addressed to the Trustees that provided information regarding the Sub-Adviser and its business (the “Sub-Adviser Memorandum”), a copy of which was also included in the Board Materials. He discussed the services provided to the Funds by the Sub-Adviser, the Sub-Adviser’s experience and qualifications, the historical performance of the Funds as compared to relevant benchmarks, the current compensation terms for the Sub-Adviser (noting that the responsibility for compensating the Sub-Adviser was solely the responsibility of the Adviser) and other information contained in the Sub-Adviser Memorandum. Mr. Hashbarger then responded to questions from the Trustees regarding the information provided by the Sub-Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the continuation of the Sub-Advisory Agreements, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services provided by the Sub-Adviser. In this regard, the Board reviewed the services being provided by the Sub-Adviser to the Funds including, without limitation, its investment advisory services since the Funds’ inception. After reviewing the foregoing information and further information in the Sub-Adviser Memorandum (e.g., descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser are satisfactory and adequate for the Funds.

(ii)

The investment performance of the Funds and Sub-Adviser. In this regard, the Board compared the performance of the Funds with the performance of benchmark indices and other funds, and discussed the Funds’ performance relative to the strategy as described in the Funds’ prospectus. The Board also considered the consistency of the Sub-Adviser’s management of the Funds with the Funds’ investment objective and policies. Following discussion of the investment performance of the Funds, the Sub-Adviser’s experience in managing the Funds, the Sub-Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Funds and the Sub-Adviser has been satisfactory.

(iii)

The costs of the services to be provided and profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Funds. The Board examined and evaluated the fee arrangements between each Fund and the Sub-Adviser under the Sub-Advisory Agreements, and noted that the Sub-Adviser’s compensation for managing the Funds was solely the responsibility of the Adviser, and that the Funds would not be responsible for paying the Sub-Adviser. The Board also considered potential benefits for the Sub-Adviser in managing the Funds, including promotion of the Sub-Adviser’s name and the potential for the Sub-Adviser to generate soft dollars from Fund trades that may benefit the Sub-Adviser’s clients other than the Funds (notwithstanding that the Sub-Adviser does not currently collect soft dollars). The Board also considered the fees charged by the Sub-Adviser for managing its other clients, noting that the Sub-Adviser receives a lower management fee for its services (expressed as a percentage of assets managed) to the Funds than it does for its private fund clients. After considering all of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser by the Adviser under the Sub-

Semi-Annual | September 30, 2013	35

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements
September 30, 2013 (Unaudited)

Advisory Agreements are appropriate and within the range of fee that would have been negotiated in an arms’ length transaction.

(iv)

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, while acknowledging that the Sub-Adviser is paid by the Adviser rather than directly by the Trust, the Board nonetheless considered that the fee arrangements with the Sub-Adviser, when Fund assets are above $150,000,000, are paid at a fixed rate on Fund assets. The Board noted that, while the sub-advisory fee would remain the same at all asset levels above such amount, the Funds will benefit from economies of scale under its agreements with service providers other than the Adviser and the Sub-Adviser.

After additional discussion, upon motion duly made, seconded and with the unanimous approval of the Board, including a majority of the Board members who are not “interested persons” of the Trust, it was:

RESOLVED, that the Investment Sub-Advisory Agreements, as presented at this meeting, between the Trust, on behalf of each of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, BPV Capital Management, LLC and Quintium Advisors, LLC, as investment sub-adviser, are hereby approved by the Board of Trustees, including a majority of those Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended, to continue for a one year period ending May 31, 2014 upon the terms and for the compensation described therein.

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Must be accompanied or proceeded by a prospectus.

BPV Family of Funds are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated

            Purchases.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

2

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV FAMILY OF FUNDS

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	December 6, 2013

By:	/s/ Kim Storms
Kim Storms
Treasurer

Date:	December 6, 2013

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